DIRECT HOSPITALITY EXPENSE (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about investment property [abstract]
Disclosure of detailed information on direct hospitality expense
The components of direct hospitality expense are as follows:

(US$ Millions) Years ended Dec. 31,	2018	2017	2016
Employee compensation and benefits	$318	$287	$283
Cost of food, beverage, and retail goods sold	273	243	238
Maintenance and utilities	175	127	102
Marketing and advertising	75	55	57
Other	395	367	356
Total direct hospitality expense	$1,236	$1,079	$1,036